UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6295

Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 25.3% (16.6% of Total Investments)
$ 2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	$ 2,745,775
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	A–	3,047,010
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
1,235	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,183,328
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	710,533
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	1/12 at 100.00	AA–	1,354,455
800	5.500%, 7/01/20 – AMBAC Insured	1/12 at 100.00	AA–	802,952
600	5.500%, 7/01/21 – AMBAC Insured	1/12 at 100.00	AA–	602,214
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	1/12 at 100.00	A2	2,128,251
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	2,156,300
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,878,049
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	2,842,480
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,302,942
	Facilities, Series 2009A, 5.000%, 7/01/39
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	728,135
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – NPFG Insured	1/12 at 101.00	Baa1	1,010,120
2,875	5.250%, 7/01/30 – NPFG Insured	1/12 at 101.00	Baa1	2,875,690
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA+	1,046,440
1,020	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA+	1,069,093
995	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	1,020,651
	5.000%, 7/01/32 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
3,300	5.250%, 7/01/34	7/19 at 100.00	AA–	3,450,117
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	3,957,997
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,815,550
	2009B, 5.000%, 7/01/39
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,667,712
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	888,631
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	709,218
3,545	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AA+	3,703,249
	University, Tender Option Bond Trust 3127, 13.298%, 1/01/14 – AMBAC Insured (IF)
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	1/12 at 100.00	A	1,002,630
	University, Series 1998, 5.000%, 7/01/23 – NPFG Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/12 at 100.00	Baa1	7,252,175
	Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured
800	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AA+	821,552
	Queens Baseball Stadium Project, Series 2009, 6.375%, 1/01/39 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,702,960
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,607,840
1,905	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	2,107,616
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,163,548
9,735	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	8,988,812
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	4,862,803
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	2,018,020
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	Aa3	1,024,410
	Project, Series 2011, 5.000%, 12/01/36 (WI/DD, Settling 7/07/11)
1,390	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	1,455,441
	5.500%, 7/01/33 – AGM Insured
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	1,081,927
	Series 2010A, 5.125%, 9/01/40
88,655	Total Education and Civic Organizations			87,786,626
	Health Care – 14.6% (9.6% of Total Investments)
2,660	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	BBB+	2,750,786
	6.125%, 11/15/30
810	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AAA	922,963
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
2,300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA+	2,387,653
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,684,816
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,035,030
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	1/12 at 100.00	A–	6,433,922
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series
	2007B:
1,000	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA+	1,029,790
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA+	819,143
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,639,450
3,210	5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	AA	3,382,570
2,705	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	2,940,795
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA+	2,126,254
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 100.00	BBB+	12,035,025
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	1,995,415
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,946,020
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,210,465
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	1,341,912
	2010-C2, 6.125%, 11/01/37
49,445	Total Health Care			50,682,009
	Housing/Multifamily – 4.1% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,618,911
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,638,227
5,445	5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA+	5,645,594
1,383	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/11 at 105.00	N/R	1,456,526
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	AAA	502,826
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
3,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	2,962,020
	11/01/37 (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
55	6.100%, 11/01/15 – AGM Insured	11/11 at 100.00	AA+	55,244
200	6.125%, 11/01/20 – AGM Insured	11/11 at 100.00	AA+	200,264
13,563	Total Housing/Multifamily			14,079,612
	Long-Term Care – 1.7% (1.1% of Total Investments)
	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,
	Norwegian Christian Home and Health Center, Series 2001:
4,760	5.200%, 8/01/36 – NPFG Insrued	8/11 at 101.00	BBB	4,767,664
1,000	6.100%, 8/01/41 – NPFG Insrued	8/11 at 105.00	BBB	1,055,080
5,760	Total Long-Term Care			5,822,744
	Tax Obligation/General – 8.4% (5.5% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,588,155
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	793,082
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	2,178,020
600	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	635,256
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
85	5.125%, 8/01/25 – NPFG Insured	8/11 at 100.00	AA	85,249
70	5.375%, 8/01/27 – NPFG Insured	8/11 at 100.00	AA	70,181
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	3,224,104
	FGIC Insured
	New York City, New York, General Obligation Bonds:
3,250	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	3,591,088
1,650	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	1,820,462
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,166,918
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,192,186
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,208,938
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,224,432
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,236,912
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	973,266
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	852,703
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	851,284
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	841,697
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	836,120
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	832,572
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	828,097
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	822,788
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – NPFG Insured	8/15 at 100.00	A2	2,301,909
25,652	Total Tax Obligation/General			29,155,419
	Tax Obligation/Limited – 51.8% (34.1% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	1/12 at 100.00	Baa1	7,170,079
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,824,362
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	751,418
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,782,537
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	8,248,578
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,196,733
	2005F, 5.000%, 3/15/21 – AGM Insured
2,390	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA+	2,604,311
	City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	3,373,821
	City School District Project, Series 2009A, 5.000%, 5/01/31
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA+	1,795,591
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA+	8,158,484
	City School District, 5.750%, 5/01/28 – AGM Insured (UB)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
14,405	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	13,080,604
2,100	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA+	2,013,039
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA+	7,845,900
	5.250%, 11/15/25 – AGM Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	4,791,866
	5.500%, 7/01/18 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA+	2,384,740
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,122,670
5,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	5,199,850
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,401,956
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,061,583
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,294,280
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,621,901
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,617,034
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	3,897,239
1,960	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,099,140
5,420	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,586,123
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,537,605
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	5,809,552
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
60	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	63,188
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,171,720
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	3,966,668
	Series 2007B, 5.000%, 11/01/30
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,678,535
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
4,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	4,367,280
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%,	4/21 at 100.00	AA+	1,801,067
	4/01/33 – AGM Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
835	13.413%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	918,767
3,955	13.399%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	4,128,822
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	11/11 at 100.00	A1	877,424
920	5.125%, 5/15/20 – AMBAC Insured	11/11 at 100.00	A1	922,429
965	5.250%, 5/15/21 – AMBAC Insured	11/11 at 100.00	A1	968,320
1,015	5.250%, 5/15/22 – AMBAC Insured	11/11 at 100.00	A1	1,017,984
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	4/14 at 100.00	AA	1,054,400
	Series 2004A, 5.000%, 4/01/22 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	10,159,866
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,632,945
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,073,960
	5.000%, 3/15/24 – AMBAC Insured
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,722,784
	5.000%, 3/15/29
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	11,728,371
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,051,780
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,783,846
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	518,005
	2005B, 5.000%, 3/15/30 – AGM Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA+	4,432,800
	2002E, 5.500%, 7/01/18 – AGM Insured
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	AA+	2,449,200
	2010A, 5.000%, 8/01/40 – AGM Insured
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA+	1,171,322
	2010C, 5.125%, 8/01/42 – AGM Insured
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	3,054,547
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
173,055	Total Tax Obligation/Limited			179,987,027
	Transportation – 10.8% (7.1% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
1,900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	1,919,703
4,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	3,898,400
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	6,302,400
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,079,700
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	1,397,652
4,575	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	4,613,979
955	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	1,004,459
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,791,583
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	431,197
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,696,646
	AGM Insured (UB)
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/11 at 100.00	Baa1	2,422,050
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	1,735,602
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	1,317,841
	Eighth Series 2008, Trust 2920, 17.932%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,862,664
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,975,256
36,180	Total Transportation			37,449,132
	U.S. Guaranteed – 12.0% (7.9% of Total Investments) (4)
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/11 at 103.75	Baa1 (4)	613,040
	Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA+ (4)	1,286,457
1,225	5.750%, 5/01/22 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA+ (4)	1,281,228
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	12,758,020
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	4,560,480
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	3,705,390
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	2,895,632
1,000	5.250%, 5/01/17 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	Aaa	1,026,820
6,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	7,115,445
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	3,332,159
	Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
3,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,114,240
	4/01/19 (Pre-refunded 4/01/12) – AGM Insured
37,880	Total U.S. Guaranteed			41,688,911
	Utilities – 13.6% (8.9% of Total Investments)
900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	846,711
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA+	2,368,680
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA+	2,231,240
15,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	7,879,500
3,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA+	1,481,850
4,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA+	2,074,320
3,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	Aa3	1,293,540
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AA+	3,002,370
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,306,413
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	8,036,820
4,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	4,130,880
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	751,425
	5.000%, 12/01/35 – CIFG Insured
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/11 at 100.00	Baa1	6,000,060
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured
	(Alternative Minimum Tax)
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	712,660
	11/15/19 – FGIC Insured
62,545	Total Utilities			47,116,469
	Water and Sewer – 9.7% (6.5% of Total Investments)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	5,350,150
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	2,036,540
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
3,455	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	3,522,476
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,040,650
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,254,006
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/13 at 100.00	AAA	5,049,543
	Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	7,327,697
	6/01/28 – NPFG Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,314,965
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
33,705	Total Water and Sewer			33,896,027
$ 526,440	Total Investments (cost $510,901,835) – 152.0%			527,663,976
	Floating Rate Obligations – (9.7)%			(33,510,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.5)% (5)			(164,800,000)
	Other Assets Less Liabilities – 5.2%			17,835,250
	Net Assets Applicable to Common Shares – 100%			$ 347,189,226

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$527,663,976	$ —	$527,663,976

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $469,970,510.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$24,174,874
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$24,174,874

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.2%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011